UNITED STATES
                               SECURITIES AND EXCHANGE COMMISSION
                                     Washington, D.C. 20549

                                            Form 13F

                                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment 		[   ]; Amendment Number:
This Amendment (Check only one.): 	[   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name :		CUMBERLAND ASSOCIATES
Address :	767 Third Avenue, 39th floor
		New York, NY 10017

13F File Number : 28-1010

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager :

Name  : John K. Lewis
Title : Controller
Phone :




--------------------------   ----------------------   ---------------------
      [Signature]                [City, State]            [Date]

Report Type (Check only one.) :

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.




List of other Managers Reporting for this Manager :

Form 13F File Number		Name

					FORM 13F SUMMARY PAGE

Report Summary :

Number of Other Included Managers      : 2
Form 13F Information Table Entry Total : 38
Form 13F Information Table Value Total : 73,905
					(thousands)
List of other Included Managers :

No. Form 13F File Number      Name
1   28-1010                   CUMBERLAND ASSOCIATES2

                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6   COLUMN 7          COLUMN 8
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- ------- --------- --------- --------
                                                         VALUE   SHRS OR   SH/ PUT/ INVESTMENT OTHER         VOTING   AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP    (X$1000) PRN AMT   PRN CALL DISCRETION MANAGER   SOLE     SHARED     NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- ------- --------- --------- --------
ALCATEL-LUCENT               SPONSORED ADR    013904305      266    200000 SH       SOLE       1,2        200000         0         0
ALLOT COMMUNICATIONS LTD     SHS              M0854Q105     1254    105000 SH       SOLE       1,2        105000         0         0
AMERICAN INTL GROUP INC      COM NEW          026874784     3248     83677 SH       SOLE       1,2         83677         0         0
APPLE INC                    COM              037833100     1648      3723 SH       SOLE       1,2          3723         0         0
ASCENA RETAIL GROUP INC      COM              04351G101     2539    136895 SH       SOLE       1,2        136895         0         0
BANK OF AMERICA CORPORATION  COM              060505104      609     50000 SH       SOLE       1,2         50000         0         0
BED BATH & BEYOND INC        COM              075896100     2540     39427 SH       SOLE       1,2         39427         0         0
BERKSHIRE HATHAWAY INC DEL   CL B NEW         084670702     2460     23610 SH       SOLE       1,2         23610         0         0
BRAVO BRIO RESTAURANT GROUP  COM              10567B109     2378    150195 SH       SOLE       1,2        150195         0         0
CITIGROUP INC                COM NEW          172967424     2654     60000 SH       SOLE       1,2         60000         0         0
COMVERSE INC                 COM              20585P105     1420     50648 SH       SOLE       1,2         50648         0         0
DICKS SPORTING GOODS INC     COM              253393102     2365     50000 SH       SOLE       1,2         50000         0         0
E M C CORP MASS              COM              268648102     3225    135000 SH       SOLE       1,2        135000         0         0
ECHOSTAR CORP                CL A             278768106     1518     38952 SH       SOLE       1,2         38952         0         0
FEDEX CORP                   COM              31428X106      491      5000 SH       SOLE       1,2          5000         0         0
FINISH LINE INC              CL A             317923100     2743    140000 SH       SOLE       1,2        140000         0         0
GENERAL MTRS CO              COM              37045V100     3452    124075 SH       SOLE       1,2        124075         0         0
GORDMANS STORES INC          COM              38269P100     1243    106161 SH       SOLE       1,2        106161         0         0
HARVEST NATURAL RESOURCES IN COM              41754V103     1985    565566 SH       SOLE       1,2        565566         0         0
HERBALIFE LTD                COM USD SHS      G4412G101     1423     38000 SH       SOLE       1,2         38000         0         0
HERTZ GLOBAL HOLDINGS INC    COM              42805T105     2632    118241 SH       SOLE       1,2        118241         0         0
LEUCADIA NATL CORP           COM              527288104     2057     75000 SH       SOLE       1,2         75000         0         0
LIBERTY INTERACTIVE CORP     INT COM SER A    53071M104     2754    128870 SH       SOLE       1,2        128870         0         0
LIBERTY INTERACTIVE CORP     LBT VENT COM A   53071M880     2251     29782 SH       SOLE       1,2         29782         0         0
LIBERTY MEDIA CORP DELAWARE  CL A             531229102     3321     29754 SH       SOLE       1,2         29754         0         0
MEMC ELECTR MATLS INC        COM              552715104      440    100000 SH       SOLE       1,2        100000         0         0
MOVADO GROUP INC             COM              624580106      670     20000 SH       SOLE       1,2         20000         0         0
OMNIVISION TECHNOLOGIES INC  COM              682128103     2078    150905 SH       SOLE       1,2        150905         0         0
ON SEMICONDUCTOR CORP        COM              682189105     2211    267239 SH       SOLE       1,2        267239         0         0
RDA MICROELECTRONICS INC     SPONSORED ADR    749394102      925    100000 SH       SOLE       1,2        100000         0         0
SIGNET JEWELERS LIMITED      SHS              G81276100     1592     23766 SH       SOLE       1,2         23766         0         0
SKYWORKS SOLUTIONS INC       COM              83088M102     2423    110000 SH       SOLE       1,2        110000         0         0
ULTA SALON COSMETCS & FRAG I COM              90384S303     2032     25000 SH       SOLE       1,2         25000         0         0
UNITED RENTALS INC           COM              911363109     1924     35000 SH       SOLE       1,2         35000         0         0
VERINT SYS INC               COM              92343X100     1471     40251 SH       SOLE       1,2         40251         0         0
VISHAY INTERTECHNOLOGY INC   COM              928298108     1758    129142 SH       SOLE       1,2        129142         0         0
VISTEON CORP                 COM NEW          92839U206     2483     43034 SH       SOLE       1,2         43034         0         0
WALGREEN CO                  COM              931422109     1422     29822 SH       SOLE       1,2         29822         0         0